LEASES (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Minimum Lease Term	9 years
Operating Leases, Rent Expense	$ 825,000	$ 825,000	$ 825,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 38,660,505
Maximum Lease Term	31 years